Related Party Transactions - Summary of Related Party Transactions (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Nov. 30, 2016
Related Party Transaction [Line Items]
Vessel operating expenses	$ (48,539,000)	$ (52,161,000)	$ (156,726,000)	$ (157,808,000)
Strategic and administrative service fees	(7,437,000)	(7,875,000)	(23,179,000)	(25,204,000)
Revenues	182,304,000	175,915,000	617,082,000	516,039,000
Due to Affiliate, Current	1,241,000		1,241,000		$ 18,570,000
Due from affiliates (note 14c)	1,634,000		$ 1,634,000		39,663,000
Pool Management Fees As Percentage Of Gross Revenue			1.25%
Pool receivable from affiliates, net (note 14d)	562,000		$ 562,000		56,549,000
Teekay LNG Operating L.L.C. | Bahrain LNG W.I.L.
Related Party Transaction [Line Items]
Ownership percentage						30.00%
Revenue Sharing Arrangements [Member]
Related Party Transaction [Line Items]
Due from affiliates (note 14c)	0		0		34,900,000
RSA Participants [Member]
Related Party Transaction [Line Items]
Pool receivable from affiliates, net (note 14d)	600,000		600,000		56,500,000
Payable to Manager [Member]
Related Party Transaction [Line Items]
Due to Affiliate, Current	7,800,000		7,800,000		$ 7,600,000
Vessel operating expenses - technical management fee
Related Party Transaction [Line Items]
Vessel operating expenses	0	(2,800,000)	0	(8,900,000)
Secondment fees
Related Party Transaction [Line Items]
Strategic and administrative service fees	(21,000)	(189,000)	(120,000)	(548,000)
LNG terminal services revenue
Related Party Transaction [Line Items]
Revenues	(150,000)	72,000	1,979,000	344,000
Technical management fee revenues
Related Party Transaction [Line Items]
Revenues	169,000	3,490,000	596,000	9,819,000
Service revenues
Related Party Transaction [Line Items]
Revenues	100,000	$ 343,000	317,000	$ 758,000
Minimum [Member]
Related Party Transaction [Line Items]
Pool Management Fees Fixed Amount Per Day	275		275
Maximum [Member]
Related Party Transaction [Line Items]
Pool Management Fees Fixed Amount Per Day	$ 350		$ 350